Schedule of Operations for Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Aug. 01, 2015	Apr. 30, 2016	May 02, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	$ (12,023)	$ (27,123)	$ (39,146)	$ 3,724
Barnes & Noble Education, Inc | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales			238,983	1,772,389
Cost of sales and occupancy			186,697	1,325,814
Gross profit			52,286	446,575
Selling and administrative expenses			94,933	353,087
Depreciation and amortization			13,100	50,509
Operating income (loss) from discontinued operations			(55,747)	42,979
Interest expense, net and amortization of deferred financing fees			3	210
Income (loss) before income taxes from discontinued operations			(55,750)	42,769
Income taxes			(16,604)	39,045
Net income (loss) from discontinued operations			$ (39,146)	$ 3,724